INVESTMENTS (Details 6) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Investments Disclosure [Abstract]
Available-for-sale securities, within 1 year, cost	$ 1,003
Available-for-sale securities, within 1 year, fair value	1,001
Available-for-sale securities, after 1 years through 5 years, cost	1,590
Available-for-sale securities, after 1 years through 5 years, fair value	1,598
Available-for-sale securities, after 5 years through 10 years, cost	270
Available-for-sale securities, after 5 years through 10 years, fair value	299
Available-for-sale securities, after 10 years, cost	306
Available-for-sale securities, after 10 years, fair value	307
Held-to-maturity securities, within 1 year, amortized cost	0
Held-to-maturity securities, within 1 year, fair value	0
Held-to-maturity securities, after 1 year through 5 years, amortized cost	0
Held-to-maturity securities, after 1 year through 5 years, fair value	0
Held-to-maturity securities, after 5 years through 10 years, amortized cost	0
Held-to-maturity securities, after 5 years through 10 years, fair value	0
Held-to-maturity securities, after 10 years, amortized cost	0
Held-to-maturity securities, after 10 years, fair value	$ 0